Exhibit 1

BWAY Trust 2019-1633
Commercial Mortgage Pass Through Certificates, Series 2019-1633

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

3 December 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Bank USA Goldman Sachs & Co. LLC Goldman Sachs Mortgage Company 200 West Street New York, New York 10282	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re:	BWAY Trust 2019-1633 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-1633 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 December 2019

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain senior promissory notes (collectively, the “Senior Trust Loan”) and certain junior promissory notes (collectively, the “Junior Trust Loan,” together with the Senior Trust Loan, the “Trust Loan”),
b.	The Trust Loan, together with certain pari passu senior promissory notes (collectively, the “Companion Loans,” together with the Trust Loan, the “Whole Loan”), which will not be assets of the Issuing Entity, were issued by two special purpose entities that are Delaware limited partnerships, evidencing a 10-year, fixed-rate, interest-only mortgage loan and
c.	The Whole Loan is secured by, among other things, a first lien mortgage on the borrowers’ fee simple interests in an approximately 2.6 million square foot office property with retail space, parking garage and theater located at 1633 Broadway, New York, New York (the “Property).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Whole Loan and Property as of 6 December 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Whole Loan, and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

6.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Whole Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Whole Loan (the “Remaining Amortization Term (Mos.)”),
d.	Use the “Whole Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan as of the Reference Date (the “Whole Loan Cut-off Date Balance”) and
ii.	The principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “Whole Loan Balloon Balance”),
e.	Use the “Original Balance ($),”as shown on the Final Data File, as:
i.	The principal balance of the Senior Trust Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Senior Trust Loan as of the “Maturity Date” of the Whole Loan (the “Balloon Balance ($)”),
f.	Use the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File, as:
i.	The principal balance of the Companion Loans as of the Reference Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and
ii.	The principal balance of the Companion Loans as of the “Maturity Date” of the Whole Loan (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”) and
g.	Use the “B Note Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Junior Trust Loan as of the Reference Date (“the B Note Cut-Off Date Balance”) and
ii.	The principal balance of the Junior Trust Loan as of the “B Note Maturity Date” of the Junior Trust Loan (the “B Note Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and
ii.	Remaining Interest-Only Period (Mos.)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

8.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Amortization Type and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Payment and
ii.	Annual Debt Service

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Payment” of the Whole Loan as 1/12th of the product of:

a.       The “Whole Loan Original Balance,” as shown on the Final Data File,

b.       The “Whole Loan Interest Rate,” as shown on the Final Data File, and

c.       365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Whole Loan as twelve (12) times the “Monthly Payment” of the Whole Loan, as shown on the Final Data File.

9.	Using the:

a.       B Note Original Balance,

b.       B Note Interest Rate,

c.       Amortization Type and

d.       Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “B Note Annual Payment” of the Junior Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “B Note Annual Payment” of the Junior Trust Loan as the product of:

a.	The “B Note Original Balance” as shown on the Final Data File,
b.	The “B Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 5

10.	Using the:
a.	Annual Debt Service,
b.	Underwritten Net Operating Income ($),
c.	Underwritten Net Cash Flow ($),
d.	2016 NCF,
e.	2017 NCF,
f.	2018 NCF,
g.	Most Recent NCF (if past 2018) ($),
h.	Whole Loan Cut-off Date Balance,
i.	Whole Loan Balloon Balance,
j.	Appraised Value ($) and
k.	Units, Pads, Rooms, Sq Ft,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2016 NCF DSCR,
iv.	2017 NCF DSCR,
v.	2018 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Cut-off Date LTV Ratio (%),
viii.	LTV Ratio at Maturity (%),
ix.	Debt Yield on Underwritten Net Operating Income (%),
x.	Debt Yield on Underwritten Net Cash Flow (%) and
xi.	Loan Per Unit ($)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to two decimal places and
b.	Round the characteristics listed in vii. through x. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	25 November 2019

Loan Agreement	25 November 2019

Lockbox Agreement	25 November 2019

Cash Management Agreement	25 November 2019

Unfunded Obligations Guaranty	25 November 2019

Closing Statement	25 November 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	6 November 2019

Engineering Report	30 October 2019

Phase I Environmental Report	30 October 2019

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	31 October 2019

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Ground Lease Estoppel and Amendment	25 November 2019

Insurance Review Document	21 November 2019

Subordination of Management Agreement	25 November 2019

Tenant Lease Agreements	Various

Tenant Lease Agreement Abstracts	Various

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Unit Description	Underwritten Rent Roll
Units, Pads, Rooms, Sq Ft	Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Property Manager	Subordination of Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Flood Zone	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant (Y/N)	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2016 NOI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NOI Date	Underwriter’s Summary Report
2017 EGI	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 NOI Date	Underwriter’s Summary Report
2018 EGI	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent Date (if past 2018)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2018) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Exhibit 2 to Attachment A Page 4 of 6

Whole Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Delaware Statutory Trust (Yes/No)?	Loan Agreement
Sponsor	Loan Agreement
Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Whole Loan Original Balance	Loan Agreement
Whole Loan Interest Rate	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Maturity Date	Loan Agreement
Hyper Amortizing Loan	Loan Agreement
Due Date	Loan Agreement
Grace Period-Late Fee	Loan Agreement
Grace Period-Default	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Origination Date	Loan Agreement
Recourse	Loan Agreement
Terrorism Insurance Required	Loan Agreement
First Due Date (see Note 4)	Loan Agreement
Last IO Due Date	Loan Agreement
Lockbox (see Note 5)	Loan Agreement
Cash Management (see Note 6)	Loan Agreement
Cash Management Triggers	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision (see Note 7)	Loan Agreement
Lockout Period	Loan Agreement
Lockout Expiration Date (see Note 8)	Loan Agreement
Prepayment / Defeasance Begin Date (see Note 9)	Loan Agreement
Prepayment / Defeasance End Date (see Note 10)	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 11)	Loan Agreement
Open Period (Payments)	Loan Agreement
Prepayment Type	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Ownership Interest	Pro Forma Title Policy

Exhibit 2 to Attachment A Page 5 of 6

Whole Loan Information: (continued)

Characteristic	Source Document(s)

Lien Position	Pro Forma Title Policy
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Letter of Credit?	Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) requires the borrower(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the concentration account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the concentration account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

7.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document(s) has been securitized.

8.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period of the prepayment string, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period of the prepayment string, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

11.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
As Stabilized Appraised Value ($)
As Stabilized Appraisal Date
Administrative Cost Rate (%)
First P&I Due Date
Cross-Collateralized (Y/N)
Crossed Group
Hotel Franchise Flag
Franchise Agreement Expiration
ADR ($)
RevPAR ($)
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Flood Risk
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Subsidized Housing Programs
Letter of Credit Balance
Letter of Credit Description
Allocated Cut-off Date Loan Amount ($)
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Name of Mezzanine Lender
Mezzanine Debt Original Balance
Mezzanine Debt Cut-Off Date Balance
Mezzanine Debt Interest Rate
Mezzanine Debt Annual Payment
Mezzanine Debt Maturity Date

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Total Loan Original Balance
Total Loan Cut-Off Date Balance
Total Loan Interest Rate
Total Loan Annual Payment
Total Loan LTV
Total Loan DSCR
Student / Military / Other Concentration?
Overlapping Fee Interest?
Ground Lease Y/N
Ground Lease Expiration Date
Annual Ground Lease Payment ($)
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Original Balance ($)
Mortgage Loan Rate (%)
B Note Original Balance
B Note Interest Rate
B Note Maturity Date
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Companion Loan Original Balance (Non-trust)
Carve-out Guarantor
Related Group
Other Subordinate Debt / Preferred Equity Balance
Other Subordinate Debt / Preferred Equity Type
Hyper Am Loan Maturity Date
% of Initial Pool Balance
Prior Securitizations

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.